Earnings / (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings / (Loss) per Share [Abstract]
Dividends paid	$ 0	$ 502	$ 0
Basic Earnings / (Loss) per Share [Abstract]
Net income / (loss) from continuing operations	(10,106)	2,295	(6,743)
Gain from repurchase of preferred shares	0	1,500	0
Income allocated to participating securities	0	(87)	0
Net income/(loss) available to common stockholders from continuing operations	(10,106)	3,708	(6,743)
Net income from discontinued operations	400	1,482	(25,314)
Total net income / (loss) available to common stockholders	$ (9,706)	$ 5,190	$ (32,057)
Weighted average number of common shares outstanding (in shares)	5,026,300	4,875,475	2,864,676
Earnings / (Loss) per common share, continuing operations (in dollars per share)	$ (2.01)	$ 0.76	$ (2.35)
Earnings per common share, discontinued operations (in dollars per share)	0.08	0.30	(8.84)
Earnings / (Loss) per common share, total (in dollars per share)	$ (1.93)	$ 1.06	$ (11.19)
Diluted Earnings / (Loss) per Share [Abstract]
Net income / (loss) from continuing operations	$ (10,106)	$ 2,295	$ (6,743)
Gain from repurchase of preferred shares	0	1,500	0
Income allocated to participating securities	0	(87)	0
Net income / (loss) available to common stockholders from continuing operations	(10,106)	3,708	(6,743)
Net income from discontinued operations	400	1,482	(25,314)
Total net income / (loss) available to common stockholders	$ (9,706)	$ 5,190	$ (32,057)
Weighted average number of common shares outstanding (in shares)	5,026,300	4,875,475	2,864,676
Effect of dilutive shares (in shares)	0	70,087	0
Total shares outstanding (in shares)	5,026,300	4,945,562	2,864,676
Earnings / (Loss) per common share, continuing operations (in dollars per share)	$ (2.01)	$ 0.75	$ (2.35)
Earnings per common share, discontinued operations (in dollars per share)	0.08	0.30	(8.84)
Earnings / (Loss) per common share, total (in dollars per share)	$ (1.93)	$ 1.05	$ (11.19)
Restricted Shares [Member]
Earnings / (Loss) per Share [Abstract]
Antidilutive securities excluded from computation of diluted loss per share (in shares)		0